Warrants - Fair Value of Warrant Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Beginning balance	$ 1,749	$ 5,303	$ 5,303
Change in fair value	(1,731)	120
Warrants assumed in the Business Combination	7,111
Settlement of 2017 Series C Warrants put option	(427)
Exercised	(649)
Foreign currency translation	182	(116)
Ending balance	6,235	5,307	1,749	$ 5,303
MARIADB CORPORATION AB [Member]
Beginning balance	$ 1,749	$ 5,303	5,303	9,017
Change in fair value			5,712	(3,626)
Settlement of 2017 Series C Warrants put option			(7,749)
Exercised			(101)
Foreign currency translation			(1,416)	(88)
Ending balance			$ 1,749	$ 5,303